SCHEDULE OF WARRANT (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted Average Exercise Price, Outstanding beginning balance	$ 6.45	$ 5.47
Weighted Average Exercise Price, Outstanding ending balance	$ 0.24	$ 6.45
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, Outstanding beginning balance	2,952,381	15,726,378
Weighted Average Exercise Price, Outstanding beginning balance	$ 3.00	$ 2.38
Warrants, Exercised		(11,523,997)
Weighted Average Exercise Price, Exercised		$ 1.57
Warrants, Expired	(2,952,381)	(1,250,000)
Weighted Average Exercise Price, Expired	$ 3.00	$ 7.50
Warrants, Outstanding ending balance	(0)	2,952,381
Weighted Average Exercise Price, Outstanding ending balance		$ 3.00
Warrants, Exercisable
Weighted Average Exercise Price, Exercisable